Table of Contents

      USAA Family of Funds                                              1
      Message from the President                                        2
      Investment Review                                                 4
      Message from the Managers                                         5
      Shareholder Voting Results                                        8
      Financial Information
         Portfolio of Investments                                       9
         Notes to Portfolio of Investments                             14
         Statement of Assets and Liabilities                           15
         Statement of Operations                                       16
         Statements of Changes in Net Assets                           17
         Notes to Financial Statements                                 18









Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Income Strategy Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)2000, USAA. All rights reserved.








USAA Family of Funds Summary


      Fund                                        Minimum
    Type/Name              Volatility            Investment
-----------------------------------------------------------
CAPITAL APPRECIATION
-----------------------------------------------------------
 Aggressive Growth         Very high               $3,000
 Emerging Markets          Very high               $3,000
 First Start Growth        Moderate to high        $3,000
 Gold                      Very high               $3,000
 Growth                    Moderate to high        $3,000
 Growth & Income           Moderate                $3,000
 International             Moderate to high        $3,000
 S&P 500(Registered
  Trademark) Index         Moderate                $3,000
 Science & Technology      Very high               $3,000
 Small Cap Stock           Very high               $3,000
 World Growth              Moderate to high        $3,000
-----------------------------------------------------------
ASSET ALLOCATION
-----------------------------------------------------------
 Balanced Strategy         Moderate                $3,000
 Cornerstone Strategy      Moderate                $3,000
 Growth and Tax
  Strategy                 Moderate                $3,000
 Growth Strategy           Moderate to high        $3,000
 Income Strategy           Low to moderate         $3,000
-----------------------------------------------------------
INCOME - TAXABLE
-----------------------------------------------------------
 GNMA                      Low to moderate         $3,000
 High-Yield
  Opportunities            High                    $3,000
 Income                    Moderate                $3,000
 Income Stock              Moderate                $3,000
 Intermediate-Term
  Bond                     Low to moderate         $3,000
 Short-Term Bond           Low                     $3,000
-----------------------------------------------------------
INCOME - TAX EXEMPT
-----------------------------------------------------------
 Long-Term                 Moderate                $3,000
 Intermediate-Term         Low to moderate         $3,000
 Short-Term                Low                     $3,000
 State Bond Income         Moderate                $3,000
-----------------------------------------------------------
MONEY MARKET
-----------------------------------------------------------
 Money Market              Very low                $3,000
 Tax Exempt
  Money Market             Very low                $3,000
 Treasury Money
  Market Trust             Very low                $3,000
State Money Market         Very low                $3,000
-----------------------------------------------------------

Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

Some income may be subject to state or local taxes or the federal alternative minimum tax.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The Science & Technology Fund may be more volatile than a fund that diversifies across many industries.

The InveStart(Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

California, Florida, New York, Texas, and Virginia funds available to residents only.



Nondeposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.








Message from the President

[Photograph of the President and Vice Chairman of the Board, Michael J. C. Roth, CFA, appears here.]

As I write this message, I am also in the process of preparing to lead a panel on personal finance at the Greater San Antonio Chamber of Commerce's annual conference on economic development. As we enter 2000, I have asked my fellow panelists to look back to what they consider to be the key lessons they have learned in careers that all span at least 25 years in investments.

The incident and the person I have chosen is the visit of a well-known equity strategist from one of the major investment bankers to San Antonio in the spring of 1982. I should remind you what the spring of 1982 was like. The market had not yet shaken off the effects of repeated, arbitrary increases in the price of oil; the roaring inflation which followed; and the highest U.S. interest rates since the Civil War. Stocks and bonds had not yet come off their worst performance since World War II. Against this backdrop, that well-known equity strategist delivered a magnificent after-dinner presentation. He plucked facts and figures from a wide variety of sources and wove them into a compelling argument. His conclusion was clear: "Stay out of this market!" He was brilliant.

He was dead wrong. That summer saw the beginning of the greatest bull market for both stocks and bonds in U.S. history.

This incident has greatly influenced my thinking and my career. It taught me these things:

     - It is best to base investment strategy on something other than a forecast of the market.

     - If you insist on forecasting the market, it doesn't help to make the little calls. You absolutely must be right at times like spring of 1982.

     - If you use an asset allocation approach to investing, your chances of being in at a major turning point are 100%.

That is why I believe in the asset  allocation  approach of our strategy  funds.

Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


Past performance is no guarantee of future results.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call for a prospectus. Read it carefully before investing.









Investment Review

USAA INCOME STRATEGY FUND

OBJECTIVE: High current return, with reduced risk over time, through an asset-allocation strategy that emphasizes income and gives secondary emphasis to long-term growth of capital.

TYPES OF INVESTMENTS: Invests principally in bonds, stocks, and money market instruments.
--------------------------------------------------------------------------------
                                           11/30/99              5/31/99
--------------------------------------------------------------------------------
  Net Assets                             $69.6 Million        $70.6 Million
  Net Asset Value Per Share                 $11.97               $12.17
--------------------------------------------------------------------------------
Average Annual Total Returns and 30-Day SEC Yield* as of 11/30/99
--------------------------------------------------------------------------------
        5/31/99                          Since Inception             30-Day
      to 11/30/99(+)       1 Year           on 9/1/95              SEC Yield
         2.10%              2.91%             9.43%                   4.30%
--------------------------------------------------------------------------------
* Calculated as prescribed by the Securities and Exchange Commission.

(+) Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gains distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gains distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.









                       CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Income Strategy Fund, the Lehman Brothers Aggregate Bond Index, and the Lipper General Bond Funds Average for the period of 09/01/95 through 11/30/99. The data points from the graph are as follows:

               USAA Income         Lehman         Lipper
              Strategy Fund        Index          Average
              -------------       -------         -------

09/01/95       $10,000            $10,000        $10,000
11/30/95        10,711             10,382         10,398
05/31/96        10,323             10,262         10,464
11/30/96        11,546             11,012         11,304
05/31/97        11,725             11,115         11,556
11/30/97        12,851             11,844         12,233
05/31/98        13,686             12,328         12,758
11/30/98        14,253             12,963         13,087
05/31/99        14,366             12,865         13,059
11/30/99        14,668             12,958         13,137

Data since inception on 09/01/95 through 11/31/99




The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Strategy Fund to the Lehman Index and the Lipper Average. The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index. The Lipper General Bond Funds Average is the average performance level of all general bond funds, as reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.









Message from the Managers

[Photograph of Portfolio Managers, Pamela Bledsoe Noble, CFA (Money Market Instruments); John W. Saunders, Jr., CFA (Allocation Manager and Bonds); and Patrick O'Hare, CFA (Stocks); appears here.]

FUND OVERVIEW

The pattern is intact: The stock market has hit new highs in each shareholder reporting period since the Fund began on September 1, 1995. On the bond side, following the highly volatile period from August to November last year, the market stabilized through January 1999. Since then interest rates have resumed an upward move, depressing bond prices again.

The USAA Income Strategy Fund continues its good performance. Although past performance is no guarantee of future results, the Fund's total return of 2.10% for the six-month period was well above the Lipper average of 0.77% for funds in the category.

BONDS

Economic strength continued through November 1999, renewing inflation fears and the specter of higher interest rates. This fear continues even though the Federal Reserve (the Fed) raised interest rates by 0.25% three times in the six-month period: in June, August, and November. The yield on the 30-year Treasury bond moved from 5.83% on May 28, 1999, to 6.29% for November 30, 1999. With the yield on the long Treasury bond over 6%, this rise in interest rates may be about over.

Investments in this portfolio segment on November 30, 1999, were 47% mortgage pass-through securities, 18% U.S. Treasury bonds, and 11% corporate bonds.

STOCKS

With the backdrop of higher rates, most stocks had a difficult time. In fact, only the technology and communications sectors outperformed the S&P 500 during the period. Seven of the 11 sectors comprising the S&P 500 actually had negative returns during the period.

The equity portion of the portfolio performed well as a result of being overweighted in technology. In particular, the Fund was helped by owning Oracle, Applied Materials, Texas Instruments, Cisco Systems, BMC Software, Intel, America Online, Dell Computer, and Microsoft. Selected health care names performed well, especially Bristol-Myers Squibb, Medtronic, and Schering-Plough. The Fund benefited from owning Home Depot, Wal-Mart, and Dayton Hudson. The Fund's position in Sprint Corporation performed well as the company agreed to be purchased by MCI Worldcom. Other stocks performing well during the period were Morgan Stanley Dean Witter & Co., Citigroup, and General Electric.

The Fund was hurt by its position in energy stocks -- in particular Unocal, Schlumberger, and Texaco. Several capital goods stocks performed poorly including Caterpillar, Tyco International, Emerson Electric, United Technologies, and Boeing. Certain financial stocks performed poorly with the Fed raising rates -- in particular, Freddie Mac and Bank of America. Other stocks that hurt the Fund were Lear, Ford, CVS Corp., Time Warner, and Du Pont.

OUTLOOK FOR EQUITIES

Until it is clear that the Fed has stopped raising rates, we believe that the markets will continue to trade in a narrow range. This will make owning the right stocks increasingly important. We continue to favor technology stocks that are benefiting from strong industry fundamentals. In particular, we believe that companies exposed to the Internet infrastructure and to wireless communications may continue to do well. We also continue to favor the health care area, despite the uncertainty surrounding Medicare reform and the potential of a prescription drug benefit for Medicare recipients.

MONEY MARKET INSTRUMENTS

Money market instruments are used to provide liquidity for withdrawals or to provide a temporary investment until stock or bond purchases are made. U.S. government discount notes are the most common instruments used for these purposes.



Refer to the bottom of page 4 for the Lipper Average definition.

See page 9 for a complete listing of the portfolio of investments.







---------------------------
   Top 5 Equity Holdings
     (% of Net Assets)
---------------------------
Microsoft              1.2
General Electric       0.9
Oracle                 0.9
Cisco Systems          0.8
Coca-Cola              0.7
---------------------------










                                ASSET ALLOCATION
                                    11/30/99

A pie chart is shown here depicting the Asset Allocation as of November 30, 1999 of the USAA Income Strategy Fund to be:

U.S. Government & Agency Issues - 46.5%; Bonds - 28.9%; Stocks - 22.8%; and Short-Term - 1.4%.


Percentages  are of the net  assets  in the  portfolio  and may or may not equal
100%.










Shareholder Voting Results

On October 15, 1999, a special meeting of shareholders was held to vote on the following proposals. All proposals were approved by the shareholders. All shareholders of record on August 19, 1999, were entitled to vote on each proposal. The number of votes shown below are for the entire series of the USAA Investment Trust (the Trust) for proposals 1 and 2.

1  Proposal to elect Trustees as follows:

     TRUSTEES                     VOTES FOR             VOTES WITHHELD

     Robert G. Davis              181,888,787              2,690,901
     Michael J.C. Roth            181,881,641              2,698,047
     David G. Peebles             181,888,787              2,690,901
     Robert L. Mason              181,888,787              2,690,901
     Michael F. Reimherr          181,883,427              2,696,261
     Richard A. Zucker            181,875,813              2,696,966
     Barbara B. Dreeben           181,883,427              2,696,261

John W. Saunders, Jr. and Howard L. Freeman, Jr. did not stand for reelection to the Board. Their term of office will terminate on December 31, 1999.

2 Proposal to ratify the selection by the Board of Trustees of KPMG LLP as auditors for the Trust for the fiscal year ending May 31, 2000.

                            NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
            FOR                     AGAINST                  ABSTAIN

         179,181,697               2,930,888                2,467,103











USAA INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS

November 30, 1999
(Unaudited)

                                                                       Market
  Number                                                               Value
of Shares                   Security                                   (000)
--------------------------------------------------------------------------------
                           COMMON STOCKS (22.8%)

            Advertising/Marketing (0.3%)
    2,600   Omnicom Group, Inc.                                         $    229
--------------------------------------------------------------------------------
            Aerospace/Defense (0.2%)
    3,100   Boeing Co.                                                       127
--------------------------------------------------------------------------------
            Automobiles (0.2%)
    2,900   Ford Motor Co.                                                   146
--------------------------------------------------------------------------------
            Auto Parts (0.2%)
    3,200   Lear Corp. *                                                     106
--------------------------------------------------------------------------------
            Banks - Major Regional (0.7%)
    4,400   Mellon Financial Corp.                                           160
    4,000   State Street Corp.                                               294
--------------------------------------------------------------------------------
                                                                             454
--------------------------------------------------------------------------------
            Banks - Money Center (0.4%)
    2,663   Bank of America Corp.                                            156
    1,100   J. P. Morgan & Co., Inc.                                         144
--------------------------------------------------------------------------------
                                                                             300
--------------------------------------------------------------------------------
            Beverages - Alcoholic (0.2%)
    1,700   Anheuser-Busch Companies, Inc.                                   127
--------------------------------------------------------------------------------
            Beverages - Nonalcoholic (0.8%)
    7,200   Coca-Cola Co.                                                    485
    2,000   PepsiCo, Inc.                                                     69
--------------------------------------------------------------------------------
                                                                             554
--------------------------------------------------------------------------------
            Broadcasting - Radio & TV (0.3%)
    3,900   CBS Corp. *                                                      203
--------------------------------------------------------------------------------
            Chemicals (0.5%)
    1,400   Dow Chemical Co.                                                 164
    3,600   Du Pont (E. I.) De Nemours & Co.                                 214
--------------------------------------------------------------------------------
                                                                             378
--------------------------------------------------------------------------------
            Communication Equipment (0.5%)
    4,500   Lucent Technologies, Inc.                                        329
--------------------------------------------------------------------------------
            Computer - Hardware (1.1%)
    5,500   Dell Computer Corp. *                                            236
    1,800   Hewlett-Packard Co.                                              171
    2,600   IBM Corp.                                                        268
      800   Sun Microsystems, Inc. *                                         106
--------------------------------------------------------------------------------
                                                                             781
--------------------------------------------------------------------------------
            Computer - Networking (0.8%)
    6,500   Cisco Systems, Inc. *                                            580
--------------------------------------------------------------------------------
            Computer - Peripherals (0.1%)
    1,200   EMC Corp. *                                                      100
--------------------------------------------------------------------------------
            Computer Software & Service (2.6%)
    2,800   America Online, Inc. *                                           203
    2,100   BMC Software Inc. *                                              153
    9,400   Microsoft Corp. *                                                856
    8,800   Oracle Corp. *                                                   597
--------------------------------------------------------------------------------
                                                                           1,809
--------------------------------------------------------------------------------
            Drugs (1.1%)
   13,100   Pfizer, Inc.                                                     474
    6,000   Schering-Plough Corp.                                            307
--------------------------------------------------------------------------------
                                                                             781
--------------------------------------------------------------------------------
            Electrical Equipment (1.1%)
    2,400   Emerson Electric Co.                                             137
    4,700   General Electric Co.                                             611
--------------------------------------------------------------------------------
                                                                             748
--------------------------------------------------------------------------------
            Electronics - Semiconductors (1.1%)
    6,300   Intel Corp.                                                      483
    2,800   Texas Instruments, Inc.                                          269
--------------------------------------------------------------------------------
                                                                             752
--------------------------------------------------------------------------------
            Entertainment (0.4%)
    4,700   Time Warner, Inc.                                                290
--------------------------------------------------------------------------------
            Equipment - Semiconductors (0.1%)
      500   Applied Materials, Inc. *                                         49
--------------------------------------------------------------------------------
            Finance - Diversified (1.6%)
    1,200   American Express Co.                                             182
    5,400   Citigroup, Inc.                                                  291
    7,500   Freddie Mac                                                      370
    2,500   Morgan Stanley Dean Witter & Co. *                               301
--------------------------------------------------------------------------------
                                                                           1,144
--------------------------------------------------------------------------------
            Foods (0.1%)
    3,100   Nabisco Holdings Corp.                                           103
--------------------------------------------------------------------------------
            Health Care - Diversified (0.9%)
    4,300   Bristol-Myers Squibb Co.                                         314
    3,100   Johnson & Johnson, Inc.                                          322
--------------------------------------------------------------------------------
                                                                             636
--------------------------------------------------------------------------------
            Household Products (0.7%)
    5,000   Colgate-Palmolive Co.                                            275
    1,900   Procter & Gamble Co.                                             205
--------------------------------------------------------------------------------
                                                                             480
--------------------------------------------------------------------------------
            Insurance - Multi-Line Companies (0.7%)
    4,512   American International Group, Inc.                               466
--------------------------------------------------------------------------------
            Machinery - Diversified (0.1%)
    1,300   Caterpillar, Inc.                                                 60
--------------------------------------------------------------------------------
            Manufacturing - Diversified Industries (0.5%)
    4,000   Tyco International Ltd.                                          160
    2,800   United Technologies Corp.                                        158
--------------------------------------------------------------------------------
                                                                             318
--------------------------------------------------------------------------------
            Medical Products & Supplies (0.7%)
    5,500   Becton, Dickinson & Co.                                          150
    3,000   Guidant Corp. *                                                  150
    4,300   Medtronic, Inc.                                                  167
--------------------------------------------------------------------------------
                                                                             467
--------------------------------------------------------------------------------
            Oil - International Integrated (1.0%)
    3,100   Exxon Corp.                                                      246
    1,400   Mobil Corp.                                                      146
    2,700   Royal Dutch Petroleum Co.                                        157
    2,600   Texaco, Inc.                                                     158
--------------------------------------------------------------------------------
                                                                             707
--------------------------------------------------------------------------------
            Oil & Gas - Drilling/Equipment (0.2%)
    2,700   Schlumberger Ltd.                                                162
--------------------------------------------------------------------------------
            Oil & Gas - Exploration & Production (0.1%)
    1,800   Unocal Corp.                                                      60
--------------------------------------------------------------------------------
            Paper & Forest Products (0.1%)
    1,600   International Paper Co.                                           83
--------------------------------------------------------------------------------
            Retail - Building Supplies (0.3%)
    2,500   Home Depot, Inc.                                                 198
--------------------------------------------------------------------------------
            Retail - Drugs (0.2%)
    3,300   CVS Corp.                                                        131
--------------------------------------------------------------------------------
            Retail - General Merchandising (1.0%)
    4,700   Dayton Hudson Corp.                                              332
    5,900   Wal-Mart Stores, Inc.                                            340
--------------------------------------------------------------------------------
                                                                             672
--------------------------------------------------------------------------------
            Retail - Specialty Apparel (0.1%)
    2,000   Gap, Inc.                                                         81
--------------------------------------------------------------------------------
            Telecommunications - Long Distance (1.1%)
    4,000   AT&T Corp.                                                       224
    2,400   MCI WorldCom, Inc. *                                             198
    4,700   Sprint Corp.                                                     326
--------------------------------------------------------------------------------
                                                                             748
--------------------------------------------------------------------------------
            Telephones (0.7%)
    3,600   Bell Atlantic Corp.                                              228
    5,642   SBC Communications Corp.                                         293
--------------------------------------------------------------------------------
                                                                             521
--------------------------------------------------------------------------------
            Total common stocks (cost: $10,942)                           15,880
--------------------------------------------------------------------------------


  Principal                                                               Market
   Amount                                    Coupon                       Value
   (000)                Security              Rate       Maturity         (000)
--------------------------------------------------------------------------------
                         BONDS (10.7%)

  $   500   Central Power & Light Co.         6.63%      7/01/2005      $    489
      500   Citicorp                          6.38       1/15/2006           480
    1,000   Finova Capital Corp., MTN         6.00       1/07/2004           952
      500   Ford Motor Credit Co.             6.13       1/09/2006           475
      175   Household Finance Corp.           6.88       3/01/2007           170
      500   Hydro-Quebec                      6.98       2/28/2005           497
    3,000   Osprey Trust, Osprey I, Inc. (a)  8.31       1/15/2003         2,992
      500   Pacific Bell                      5.88       2/15/2006           473
      500   Sara Lee Corp.                    6.30      11/07/2005           482
      500   Waste Management, Inc.            7.00      10/15/2006           428
--------------------------------------------------------------------------------
            Total bonds (cost: $7,599)                                     7,438
--------------------------------------------------------------------------------
                     U.S. GOVERNMENT & AGENCY ISSUES (64.7%)

            Government National Mortgage Assoc. (46.5%)
   26,031   6.00%, 4/15/2028 - 1/15/2029                                  24,034
    5,372   7.00%, 3/15/2026 - 6/15/2029                                   5,247
    3,079   7.50%, 8/15/2026 - 6/15/2027                                   3,075
--------------------------------------------------------------------------------
                                                                          32,356
--------------------------------------------------------------------------------
            U.S. Treasury (18.2%)
   15,011   U.S. Treasury Bonds               5.25      11/15/2028        12,680
--------------------------------------------------------------------------------
            Total U.S. government & agency issues (cost: $48,384)         45,036
--------------------------------------------------------------------------------
                     U.S. GOVERNMENT GUARANTEED NOTE (1.4%)

            Discount Note (1.4%)
      970   Federal Home Loan Mortgage Corp.
              (cost: $970)                    5.61      12/01/1999           970
--------------------------------------------------------------------------------
                  Total investments (cost: $67,895)                     $ 69,324
================================================================================










USAA INCOME STRATEGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 1999
(Unaudited)


GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets. Investments in foreign securities were 0.5% of net assets at November 30, 1999.


SPECIFIC NOTES

(a) These securities are exempt from registration under the Securities Act of 1933 and have been determined to be liquid by management. Any resale of these securities may occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A. These securities represented 4.3% of net assets.

*  Non-income producing securities.



See accompanying notes to financial statements.












USAA INCOME STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 1999
(Unaudited)


ASSETS

   Investments in securities, at market value (identified
      cost of $67,895)                                                 $69,324
   Cash                                                                      6
   Receivables:
      Capital shares sold                                                   18
      Dividends and interest                                               348
                                                                       -------
         Total assets                                                   69,696
                                                                       -------

LIABILITIES

   Capital shares redeemed                                                  54
   USAA Investment Management Company                                       29
   USAA Transfer Agency Company                                             12
   Accounts payable and accrued expenses                                     4
                                                                       -------
         Total liabilities                                                  99
                                                                       -------
            Net assets applicable to capital shares outstanding        $69,597
                                                                       =======

REPRESENTED BY:

   Paid-in capital                                                     $67,645
   Accumulated undistributed net investment income                         507
   Accumulated net realized gain on investments                             16
   Net unrealized appreciation of investments                            1,429
                                                                       -------
            Net assets applicable to capital shares outstanding        $69,597
                                                                       =======
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                       5,816
                                                                       =======
   Net asset value, redemption price, and offering price per share     $ 11.97
                                                                       =======

See accompanying notes to financial statements.










USAA INCOME STRATEGY FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 1999
(Unaudited)


Net investment income:
   Income:
      Dividends                                                         $    93
      Interest                                                            1,708
                                                                        -------
         Total income                                                     1,801
                                                                        -------
   Expenses:
      Management fees                                                       175
      Transfer agent's fees                                                  86
      Custodian's fees                                                       26
      Postage                                                                 7
      Shareholder reporting fees                                              2
      Trustees' fees                                                          2
      Registration fees                                                      35
      Professional fees                                                       4
      Other                                                                   1
                                                                        -------
         Total expenses before reimbursement                                338
                                                                        -------
            Net investment income                                         1,463
                                                                        -------
Net realized and unrealized gain (loss) on investments:
      Net realized gain on investments                                      184
      Change in net unrealized appreciation/depreciation of investments    (245)
                                                                        -------
            Net realized and unrealized loss                                (61)
                                                                        -------
Increase in net assets resulting from operations                        $ 1,402
                                                                        =======


See accompanying notes to financial statements.









USAA INCOME STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 1999, and year ended May 31, 1999
(Unaudited)

                                                        11/30/99       5/31/99
                                                      --------------------------
From operations:
   Net investment income                                $  1,463       $  2,268
   Net realized gain on investments                          184          1,284
   Change in net unrealized appreciation/
      depreciation of investments                           (245)          (971)
                                                      --------------------------
      Increase in net assets resulting from
        operations                                         1,402          2,581
                                                      --------------------------
Distributions to shareholders from:
   Net investment income                                  (1,460)        (2,040)
                                                      --------------------------
   Net realized gains                                     (1,166)          (427)
                                                      --------------------------
From capital share transactions:
   Proceeds from shares sold                              11,663         51,130
   Shares issued for dividends reinvested                  2,344          2,083
   Cost of shares redeemed                               (13,775)       (21,899)
                                                      --------------------------
      Increase in net assets from
          capital  share transactions                        232         31,314
                                                      --------------------------
Net increase (decrease) in net assets                       (992)        31,428
Net assets:
   Beginning of period                                    70,589         39,161
                                                      --------------------------
   End of period                                        $ 69,597       $ 70,589
                                                      ==========================

Undistributed net investment income included in
   net assets:
   End of period                                        $    508       $    505
                                                      ==========================

Change in shares outstanding:
   Shares sold                                               977          4,175
   Shares issued for dividends reinvested                    197            170
   Shares redeemed                                        (1,159)        (1,777)
                                                      --------------------------
      Increase in shares outstanding                          15          2,568
                                                      ==========================



See accompanying notes to financial statements.











USAA INCOME STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS

November 30, 1999
(Unaudited)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this semiannual report pertains only to the USAA Income Strategy Fund (the Fund). The Fund's investment objective is to seek a high current return, with reduced risk over time, through an asset allocation strategy which emphasizes income and gives secondary emphasis to long-term growth of capital.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the last quoted sale price, or the most recently determined closing price calculated according to local market convention available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type;
indications as to values from dealers in securities; and general market conditions.

5. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Board of Trustees.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 1999.


(3) DISTRIBUTIONS

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.


(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the period ended November 30, 1999, were $14.9 million and $16.7 million, respectively.

Gross unrealized appreciation and depreciation of investments at November 30, 1999, were $5.0 million and $3.6 million, respectively.


(5) TRANSACTIONS WITH MANAGER

A. Management fees - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at .50% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Brokerage services - USAA Brokerage Services, a discount brokerage service of the Manager, may execute portfolio transactions for the Fund. The amount of brokerage commissions paid to USAA Brokerage Services during the six-month period ended November 30, 1999, was $3,143.


(6) TRANSACTIONS WITH AFFILIATES

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At November 30, 1999, the Association and its affiliates owned 303.0 thousand shares (5.2%) of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.


(7) YEAR 2000

Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Manager and the Fund's other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Manager has taken steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that the comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund from this problem.


8)  FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:



                              Six-month                                   Nine-month
                             Period Ended                                Period Ended
                             November 30,        Year Ended May 31,          May 31,
                             --------------------------------------------------------
                               1999        1999        1998        1997        1996*
                             --------------------------------------------------------

Net asset value at
   beginning of period       $ 12.17     $ 12.11     $ 10.84     $ 10.06     $ 10.00
Net investment income            .25         .44         .32         .49         .39(b)
Net realized and
   unrealized gain (loss)        -           .16        1.46         .84        (.06)
Distributions from net
   investment income            (.25)       (.44)       (.46)       (.50)       (.22)
Distributions of realized
   capital gains                (.20)       (.10)       (.05)       (.05)       (.05)
                             --------------------------------------------------------
Net asset value at
   end of period             $ 11.97     $ 12.17     $ 12.11     $ 10.84     $ 10.06
                             ========================================================
Total return (%) **             2.10        4.97       16.72       13.59        3.23
Net assets at end
   of period (000)           $69,598     $70,590     $64,446     $13,878     $12,173
Ratio of expenses to
   average net assets (%)        .97(a)      .97        1.00        1.00        1.00(a)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)           N/A         N/A         1.21        1.51        1.78(a)
Ratio of net investment
   income to average net
   assets (%)                   4.19(a)     3.83        4.35        4.80        4.71(a)
Portfolio turnover (%)         21.50      117.12        7.15       64.71       78.60


  * Fund commenced operations September 1, 1995.
 ** Assumes reinvestment of all dividend income and capital gains  distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using weighted average shares.






Trustees
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker

Investment Adviser, Underwriter, and Distributor
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas  78288

Transfer Agent
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

Legal Counsel
Goodwin Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

Independent Auditors
KPMG LLP
112 East Pecan, Suite 2400
San Antonio, Texas 78205

Telephone Assistance Hours
Call toll free - Central Time
Monday - Friday 7:00 a.m. to 9:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.
Sundays 11:30 a.m. to 8:00 p.m.

Internet Access
usaa.com(Service Mark)

For Additional Information on Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund USAA TouchLine (Registered Trademark)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777